Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.626%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,344,086.13

Principal:
Principal Collections	$15,159,653.58
Prepayments in Full	$8,269,692.25
Liquidation Proceeds	$235,468.60
Recoveries	$83,622.23
Sub Total	$23,748,436.66
Collections	$25,092,522.79

Purchase Amounts:
Purchase Amounts Related to Principal	$111,685.21
Purchase Amounts Related to Interest	$414.71
Sub Total	$112,099.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,204,622.71

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,204,622.71
Servicing Fee	$496,651.41	$496,651.41	$0.00	$0.00	$24,707,971.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,707,971.30
Interest - Class A-2a Notes	$33,235.20	$33,235.20	$0.00	$0.00	$24,674,736.10
Interest - Class A-2b Notes	$38,026.29	$38,026.29	$0.00	$0.00	$24,636,709.81
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$24,283,186.48
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$24,146,146.48
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,146,146.48
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$24,095,092.15
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,095,092.15
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$24,056,675.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,056,675.90
Regular Principal Payment	$21,708,138.42	$21,708,138.42	$0.00	$0.00	$2,348,537.48
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,348,537.48
Residual Released to Depositor	$0.00	$2,348,537.48	$0.00	$0.00	$0.00
Total		$25,204,622.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,708,138.42
Total					$21,708,138.42

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,957,112.87	$59.79	$33,235.20	$0.17	$11,990,348.07	$59.96
Class A-2b Notes	$9,751,025.55	$59.79	$38,026.29	$0.23	$9,789,051.84	$60.02
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$21,708,138.42	$20.62	$651,295.40	$0.62	$22,359,433.82	$21.24

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$35,609,141.59	0.1780457	$23,652,028.72	0.1182601
Class A-2b Notes	$29,039,254.96	0.1780457	$19,288,229.41	0.1182601
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$525,258,396.55	0.4990057	$503,550,258.13	0.4783826

Pool Information
Weighted Average APR	2.782%	2.773%
Weighted Average Remaining Term	42.55	41.71
Number of Receivables Outstanding	32,234	31,550
Pool Balance	$595,981,692.01	$571,862,879.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$549,529,491.99	$527,459,571.39
Pool Factor	0.5208883	0.4998084

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$8,577,943.20
Yield Supplement Overcollateralization Amount	$44,403,308.42
Targeted Overcollateralization Amount	$68,312,621.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,312,621.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$342,312.56
(Recoveries)		56	$83,622.23
Net Loss for Current Collection Period			$258,690.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5209%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3044%
Second Prior Collection Period			0.6269%
Prior Collection Period			0.2855%
Current Collection Period			0.5316%
Four Month Average (Current and Prior Three Collection Periods)			0.4371%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,510	$5,470,531.05
(Cumulative Recoveries)			$452,335.71
Cumulative Net Loss for All Collection Periods			$5,018,195.34
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4386%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,622.87
Average Net Loss for Receivables that have experienced a Realized Loss			$3,323.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.15%	313	$6,577,431.50
61-90 Days Delinquent	0.16%	43	$924,599.68
91-120 Days Delinquent	0.04%	8	$226,015.29
Over 120 Days Delinquent	0.08%	18	$455,009.31
Total Delinquent Receivables	1.43%	382	$8,183,055.78

Repossession Inventory:
Repossessed in the Current Collection Period		18	$451,457.80
Total Repossessed Inventory		29	$711,624.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2037%
Prior Collection Period			0.1861%
Current Collection Period			0.2187%
Three Month Average			0.2028%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2808%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer